Inventory (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Inventories Text Block Abstract
Schedule of inventory
	Consolidated
	30 June 2021	30 June 2020
Current
Medicinal cannabis products in-transit	$—	$183,159
Total inventory	$—	$183,159